Deferred compensation awards - Activity relating to SAR Plan B awards (Detail) - SAR Plan B awards [Member] - ¥ / shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Outstanding
Outstanding (number of shares), Beginning	57,937,600
Outstanding (number of shares), Granted
Outstanding (number of shares), Exercised	(16,671,700)
Outstanding (number of shares), Forfeited	(754,100)
Outstanding (number of shares), Expired	(1,118,900)
Outstanding (number of shares), Ending	39,392,900	57,937,600
Outstanding (number of shares), Exercisable, Ending	22,913,700
Weighted-Average grant date fair value per share
Weighted-average grant date fair value per share, Beginning	¥ 518
Weighted-average grant date fair value per share, Granted
Weighted-average grant date fair value per share, Exercised	544
Weighted-average grant date fair value per share, Forfeited	470
Weighted-average grant date fair value per share, Expired	489
Weighted-average grant date fair value per share, Ending	508	¥ 518
Weighted-average grant date fair value per share, Exercisable, Ending	¥ 530
Weighted-average remaining life until expiry (years)
Weighted-average remaining life until expiry (years), Outstanding	4 years 1 month	4 years 8 months
Weighted-average remaining life until expiry (years), Exercisable	2 years 11 months